Note 4 - Interest Bearing Time Deposits in Banks	12 Months Ended
Dec. 31, 2012
Interest Bearing Time Deposits In Banks [Abstract]
Interest Bearing Time Deposits In Banks [Text Block]
4.        INTEREST BEARING TIME DEPOSITS IN BANKS

Interest bearing time deposits in banks mature within one to five years and are carried at cost. The scheduled maturities of these deposits at December 31, 2012, by contractual maturity are shown below (in thousands):

Amounts maturing during the years ending December 31:	Weighted Average Rate	Amount
2013	0.91%	$5,225
2014	1.18	11,946
2015	1.49	1,491
2016	2.02	8,949
2017	1.43	1,981

Total	1.42%	$29,592